Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Schedule of Goodwill
Cost
As at January 1, 2023	-
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813

Accumulated impairment
As at January 1, 2023	-
As at December 31, 2023	-
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813

Schedule of Goodwill is Allocated to the Operating Segments Expect to Benefit
Goodwill allocated to cash generating unit
Goodwill	9,020,813
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813